UBS Series Funds

Prospectus Supplement |  September 10, 2019

Supplement to the Prospectus dated August 28, 2019.

Includes:

•  UBS RMA Government Money Market Fund

Dear Investor:

At a meeting held on September 9, 2019, the Board of Trustees of UBS Series Funds approved certain changes to the eligibility requirements of the UBS RMA Government Money Market Fund ("Fund"). The purpose of this supplement is to update certain information contained in the Prospectus regarding purchasing and selling shares of the fund. UBS Financial Services Inc. intends to determine the effective date of these changes in early-October, although it has indicated that these changes will likely take effect between mid-November and early-January 2020 ("Effective Date"). Once UBS Financial Services Inc. determines the Effective Date, the Fund will further supplement its Prospectus to reflect the effective date of these changes, which will be available online on the Fund's website.

The Prospectus is hereby supplemented as shown below.

On the Effective Date, the section captioned "Fund summary" and sub-captioned "Purchase & sale of fund shares" on page 7 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

Investments in the fund are intended to be limited to corporate cash management accounts, financial institutions and certain independently advised accounts.

On the Effective Date, the section captioned "Managing your fund account" and sub-captioned "Automatic sweep programs" beginning on page 12 of the Prospectus is revised by replacing that section in its entirety with the following:

Automatic sweep programs. The fund is offered as a sweep fund for the automatic investment of free credit balances in certain client securities accounts at UBS Financial Services Inc. The fund has no minimum to add to an account through the automatic sweep arrangement. Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your securities account. Shares may be purchased and redeemed on any business day on which the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its affiliated bank are all open for business.

Clients eligible for this automatic investment ("eligible participants") include corporate cash management accounts, securities accounts owned by financial institutions and certain independently advised accounts. Financial institutions include the following entities and any others that UBS Financial Services Inc. may add from time to time: insurance

ZS-1027

companies, broker-dealers, investment advisors, mutual fund companies, hedge fund companies, private pension funds, public retirement funds, state and federal chartered banks, credit unions, savings associations and trust companies.

In addition, other accounts that participate in the UBS Bank Sweep Programs ("Bank Sweep Programs") offered by UBS Financial Services Inc. may have free credit balances swept to shares in the fund on an intra-month basis. In the Bank Sweep Programs, clients' free credit balances are automatically swept into interest bearing deposit accounts at a UBS affiliated bank, UBS Bank USA. Business accounts in the Bank Sweep Programs are permitted six (6) non-exempt withdrawals in a calendar month from the deposit account at UBS Bank USA.

If the client account is in an advisory account, after the sixth non-exempt withdrawal, all remaining deposit balances at UBS Bank USA are withdrawn and invested in the fund for the remainder of the month. On the first business day of the following month, shares in the fund will be sold and the proceeds transferred to the deposit account at UBS Bank USA. An advisory account is a securities account where you pay a "wrap" fee that is a percentage of the value of your assets.

The terms and eligibility requirements for the Bank Sweep Programs are described in the UBS Bank Sweep Disclosure Statement ("Disclosure Statement"), which is part of the UBS Account Agreements.

On the Effective Date, the section captioned "Managing your fund account" and sub-captioned "Eligible participants for the Bank Sweep Programs" on page 13 of the Prospectus is deleted in its entirety.

On the Effective Date, the section captioned "Managing your fund account" and sub-captioned "Buying shares by check or electronic funds transfer credit" on page 13 of the Prospectus is revised by replacing the first paragraph of that section in its entirety with the following:

RMA and Business Service Account BSA eligible participants may purchase shares of the fund or another fund by placing an order with their Financial Advisor and providing a check from a US bank. You should include your UBS Financial Services Inc. account number on the check. Only eligible participants may buy shares by check or Electronic Funds Transfer credit.

On the Effective Date, the section captioned "Managing your fund account" and sub-captioned "Buying shares by wire" beginning on page 13 of the Prospectus is revised by replacing the first three paragraphs of that section in their entirety with the following:

Buying shares by wire. Eligible participants may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

UBS AG
ABA 026007993
UBS Financial Services Inc.—RMA
A/C 101WA258640000
Account Name/Brokerage Account Number

The wire must include your name and UBS Financial Services Inc. brokerage account number. Only eligible participants may buy shares by wire.

If UBS Financial Services Inc. receives funds in the account for a purchase of fund shares by 12:00 noon, Eastern time, on a business day, UBS Financial Services Inc. will execute the purchase on that day. Otherwise, UBS Financial

Services Inc. will execute the order on the next business day. UBS Financial Services Inc. and/or your bank may impose a service charge for wire transfers/purchases.

On the Effective Date, the section captioned "Managing your fund account" and sub-captioned "Buying shares of the fund by certain eligible participants" on page 14 of the Prospectus is deleted in its entirety.

On the Effective Date, the section captioned "Managing your fund account" and sub-captioned "Selling shares" on page 14 of the Prospectus is revised by replacing the first paragraph of that section in its entirety with the following:

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also be able to use the check-writing or debit card service to sell your shares, where applicable. You may not close your account by check.

On the Effective Date, the section captioned "Managing your fund account" and sub-captioned "More information regarding "Eligible Participants"" beginning on page 14 of the Prospectus is revised by replacing that section in its entirety with the following:

Additional information regarding sweep options for investors participating in the PACESM Select Advisors Program and PACESM Multi Advisor Program: These programs may provide for an allocation to another money market fund as part of an investment allocation plan; however, since your PACE investment is held within a UBS Financial Services brokerage account (e.g., an RMA account, a Basic Investment Account, etc.), available cash balances in the brokerage portion of RMA accounts and Basic Investment Accounts are automatically swept to the applicable sweep program in accordance with the terms of your brokerage account agreement, which terms differ from those applicable to advisory accounts.

The list of eligible participants may change at the discretion of UBS Financial Services Inc.

On the Effective Date, the section captioned "Managing your fund account" and sub-captioned "Temporary sweep option" on page 15 of the Prospectus is revised by replacing that section in its entirety with the following:

Temporary sweep option. If you are purchasing shares through one of the Bank Sweep Programs, in the event that the bank offering the interest-bearing deposit accounts into which your free cash balances are swept elects to stop taking deposits at its discretion or if it is prohibited from doing so by its banking regulators, your free cash balances will be swept to a temporary sweep option. The fund will be a temporary sweep option for certain participants. Please refer to the Disclosure Statement for more information regarding the temporary sweep option and how it may be implemented.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

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